UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2010

                    DATE OF REPORTING PERIOD: MARCH 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 54.3%

                                                     FACE AMOUNT        VALUE
                                                  ----------------   -----------
FEDERAL FARM CREDIT BANK -- 6.5%
      2.070%, 01/22/13                            $      2,000,000   $ 2,001,592
                                                                     -----------
FEDERAL HOME LOAN BANK -- 11.5%
      2.125%, 08/13/12                                     525,000       527,636
      2.000%, 07/27/12                                   3,000,000     3,012,423
                                                                     -----------
                                                                       3,540,059
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 36.3%
      6.250%, 02/01/11                                   1,000,000     1,048,280
      5.250%, 08/01/12                                   3,500,000     3,768,450
      1.960%, 11/15/11 STRIPS (A)                        5,000,000     4,895,435
      1.750%, 02/25/13                                   1,500,000     1,494,942
                                                                     -----------
                                                                      11,207,107
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $16,639,465)                                              16,748,758
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 19.1%
U.S. TREASURY BILLS (B) -- 19.1%
      0.326%, 02/10/11 (C)                                 300,000       299,103
      0.321%, 11/18/10 (D)                               5,625,000     5,615,724
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,912,597)                                                5,914,827
                                                                     -----------
CORPORATE OBLIGATIONS -- 16.4%
FINANCIALS -- 14.7%
   American Express Bank
      5.550%, 10/17/12                                     500,000       538,997
   AvalonBay Communities
      5.500%, 01/15/12                                     300,000       316,102
   Bear Stearns
      6.950%, 08/10/12                                     525,000       581,615
   Countrywide Financial
      0.689%, 05/07/12                                     500,000       493,125
   Metropolitan Life Global Funding I
      5.125%, 11/09/11                                     800,000       835,127
   Pricoa Global Funding I
      0.349%, 01/30/12                                     750,000       733,331
   Principal Life Income Funding
      5.200%, 11/15/10                                   1,000,000     1,027,185
                                                                     -----------
                                                                       4,525,482
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- 16.4% (CONTINUED)

                                                    FACE AMOUNT/
                                                  SHARES/CONTRACTS      VALUE
                                                  ----------------   -----------
TELECOMMUNICATIONS -- 1.7%
   Verizon New England
      6.500%, 09/15/11                            $        500,000   $   531,633
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $4,988,763)                                                5,057,115
                                                                     -----------
FOREIGN BONDS -- 8.2%
   GE Capital European Funding
      4.750%, 09/28/12                                     800,000     1,145,785
   Italy Buoni Poliennali Del Tesoro
      2.500%, 07/01/12                                   1,000,000     1,381,828
                                                                     -----------
   TOTAL FOREIGN BONDS
      (Cost $2,705,983)                                                2,527,613
                                                                     -----------
CASH EQUIVALENT -- 1.1%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% (E)
      (Cost $338,403)                                      338,403       338,403
                                                                     -----------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $30,585,211) ++                                           30,586,716
                                                                     ===========
WRITTEN INDEX OPTION CONTRACTS -- (0.0) %
   AMEX Natural Gas Index, April 2010, 480 Put*                 (9)       (4,500)
   AMEX S&P 400 Index, April 2010, 750 Put*                     (9)       (1,980)
   CBOE S&P Small Cap 600 Index, April 2010,
      340 Put*                                                 (21)       (2,415)
   Russell 1000 Index, April 2010, 610 Put*                    (12)       (1,440)
   Russell 2000 Index, April 2010, 630 Put*                    (11)       (1,672)
   S&P 100 European Index, April 2010, 510 Put*                (14)       (1,680)
   S&P 100 Index, April 2010, 510 Put*                         (14)       (1,470)
                                                                     -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $20,665)                                    $   (15,157)
                                                                     ===========

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2010 (UNAUDITED)

The following forward foreign currency contracts were outstanding as of March 31, 2010:

                                                                       Unrealized
                      Currency to         Currency to    Contract     Appreciation
Maturity Date           Receive             Deliver        Value     (Depreciation)
-------------         -----------         -----------   ----------   --------------
06/16/10        AUD     2,700,000   USD   (2,435,130)   $2,455,690      $ 20,560
06/16/10        JPY   220,000,000   USD   (2,448,525)    2,356,002       (92,524)
06/16/10        NOK     1,000,000   USD     (168,248)      167,924          (325)
06/16/10        SEK    18,000,000   USD   (2,516,356)    2,502,212       (14,144)
06/16/10        USD       584,755   CAD     (600,000)      591,492        (6,737)
06/16/10        USD     2,508,664   CHF   (2,700,000)    2,567,664       (58,999)
06/16/10        USD     2,444,130   EUR   (1,800,000)    2,435,296         8,834
09/23/10        USD     1,232,076   EUR     (835,000)    1,129,575       102,501
09/23/10        USD     1,506,285   EUR   (1,020,000)    1,379,840       126,445
06/16/10        USD     1,647,844   GBP   (1,100,000)    1,667,581       (19,737)
                                                                        --------
                                                                        $ 65,874
                                                                        ========

The following futures contracts were outstanding as of March 31, 2010:

                     Number                    Unrealized
Contract               of       Settlement    Appreciation
Description        Contracts      Month      (Depreciation)
-----------        ---------   -----------   --------------
U.S. 2 Year Note       60       June 2010       $12,290
CBOE VIX Index          8      August 2010       (4,970)
90-Day Euro $         (32)      March 2012       (8,000)
                                                -------
                                                $  (680)
                                                =======

PERCENTAGES ARE BASED ON NET ASSETS OF $30,865,223.

*    NON-INCOME PRODUCING SECURITY.

(A) ZERO COUPON BOND. THE RATE REPORTED IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2010.

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

Currency Legend

AUD   AUSTRALIAN DOLLAR
CAD   CANADIAN DOLLAR
CHF   SWISS FRANC
EUR   EURO DOLLAR
GBP   GREAT BRITISH POUND
JPY   JAPANESE YEN
NOK   NORWEGIAN KRONE
SEK   SWEDISH KRONE
USD   U.S. DOLLAR

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2010 (UNAUDITED)

++ AT MARCH 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $30,670,056, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $135,788 AND $(219,128), RESPECTIVELY.

Investments in Securities             Level 1     Level 2     Level 3      Total
-------------------------            --------   -----------   -------   -----------
U.S. Government Agency Obligations   $     --   $16,748,758     $--     $16,748,758
U.S. Treasury Obligations                  --     5,914,827      --       5,914,827
Corporate Obligations                      --     5,057,115      --       5,057,115
Foreign Bonds                              --     2,527,613      --       2,527,613
Cash Equivalent                       338,403            --      --         338,403
                                     --------   -----------     ---     -----------
Total Investments in Securities      $338,403   $30,248,313     $--     $30,586,716
                                     ========   ===========     ===     ===========

Other Financial Instruments           Level 1   Level 2   Level 3     Total
---------------------------          --------   -------   -------   --------
Written Index Option Contracts       $(15,157)  $    --     $--     $(15,157)
Forwards Contracts                         --    65,874      --       65,874
Futures Contracts                        (680)       --      --         (680)
                                     --------   -------     ---     --------
Total Other Financial Instruments    $(15,837)  $65,874     $--     $ 50,037
                                     ========   =======     ===     ========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-005-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: May 26, 2010


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: May 26, 2010